Lease - Summary of maturity analysis for finance lease receivables (Detail) ₩ in Millions	Dec. 31, 2021 KRW (₩)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	₩ 47,729
Unrealized finance income	867
Net investment in the lease	46,862
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	22,497
1 year ~ 2 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	11,124
2 year ~ 3 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	10,425
3 year ~ 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	3,619
4 year ~ 5 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	58
More than 5 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	₩ 6